Concentration of credit risks (Tables)	6 Months Ended
Jun. 30, 2023
Risks and Uncertainties [Abstract]
Concentration of Credit Risks - Schedule of Concentration of Risk by Risk Factor
	Revenue concentration (% of total net sales)		Receivables concentration (% of total accounts receivable)
	6 months ended June 30,		As at June 30,	As at December 31,
	2023 (unaudited)	2022 (unaudited)	2023 (unaudited)	2022
Multinational electronics contract manufacturing company	22%	20%	39%	34%
International digital security company	12%	0%	8%	6%
Multinational technology company	4%	0%	16%	0%
International equipment and software manufacturer	3%	5%	1%	12%
International equipment and product manufacturer	2%	11%	0%	0%